SCHEDULE OF EFFECT OF ONE-PERCENTAGE-POINT CHANGE IN ASSUMED (Details) - Seamless Group Inc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
a. Present value of defined benefit obligation (“PVDBO”) rate +1%		$ (7,864)
b. PVDBO rate -1%		9,655
a. PVDBO rate +1%		9,735
b. PVDBO rate -1%		$ (8,066)